Earning Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Earnings per share [abstract]
Profit for the year attributable to owners of the parent	¥ 707,067	¥ 657,425	¥ 455,746
Weighted average number of common shares outstanding, basic	1,719,961,835	1,726,638,088	1,752,006,211
Basic earnings per share attributable to owners of the parent	¥ 411.09	¥ 380.75	¥ 260.13